UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2884

Salomon Brothers Opportunity Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-446-1013

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS OPPORTUNITY FUND INC

FORM N-Q

MAY 31, 2005

Salomon Brothers Opportunity Fund Inc

Schedule of Investments (unaudited)	May 31, 2005

Shares	Security	Value
COMMON STOCK — 95.9%
CONSUMER DISCRETIONARY — 7.2%
Hotels, Restaurants & Leisure — 0.2%
7,100	Fairmont Hotels & Resorts, Inc.	$244,879

Household Durables — 6.4%
313,410	Koninklijke Philips Electronics NV, New York Registered Shares	8,029,564
14,850	Liberty Homes, Inc., Class A Shares (a)	72,023
22,050	Liberty Homes, Inc., Class B Shares (a)	137,812

		8,239,399

Media — 0.6%
19,600	News Corp., Class A Shares	316,148
29,000	Time Warner, Inc. *	504,600

		820,748

	TOTAL CONSUMER DISCRETIONARY	9,305,026

CONSUMER STAPLES — 0.4%
Food & Staples Retailing — 0.4%
96,000	FHC Delaware, Inc. (a)(b)	456,000

ENERGY — 15.7%
Energy Equipment & Services — 0.5%
14,300	Diamond Offshore Drilling, Inc.	675,675

Oil, Gas & Consumable Fuels — 15.2%
10,976	EnCana Corp.	380,538
57,000	Murphy Oil Corp.	5,571,750
231,700	Royal Dutch Petroleum Co., New York Shares	13,572,986

		19,525,274

	TOTAL ENERGY	20,200,949

FINANCIALS — 47.9%
Commercial Banks — 4.4%
240,600	Popular, Inc.	5,666,130

Diversified Financial Services — 11.7%
434,776	Bank of New York Co., Inc.	12,530,244
38,800	Freddie Mac	2,523,552

		15,053,796

Insurance — 17.7%
169,500	Chubb Corp.	14,276,985
83,000	CNA Financial Corp. (c)*	2,289,140
70,850	Leucadia National Corp.	2,826,207
8,900	Loews Corp.	670,170
40,000	Merchants Group, Inc. (a)	1,004,000
66,900	Old Republic International Corp.	1,663,134

		22,729,636

Real Estate — 14.1%
154,150	Forest City Enterprises, Inc., Class A Shares	9,765,402
88,350	Forest City Enterprises, Inc., Class B Shares (d)	5,655,284
5,500	Harbor Global Co., Ltd.	48,813
51,660	Rayonier, Inc.	2,711,633

		18,181,132

	TOTAL FINANCIALS	61,630,694

HEALTH CARE — 6.0%
Health Care Providers & Services — 4.8%
10,700	Health Net, Inc. *	366,261
24,200	Humana, Inc. *	879,912

See Notes to Schedule of Investments.

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Salomon Brothers Opportunity Fund Inc

Schedule of Investments (unaudited)(continued)	May 31, 2005

Shares	Security	Value
Health Care Providers & Services — 4.8% (continued)
36,454	WellPoint, Inc. *	$4,848,382

		6,094,555

Pharmaceuticals — 1.2%
56,564	Pfizer, Inc.	1,578,136

	TOTAL HEALTH CARE	7,672,691

INDUSTRIALS — 12.5%
Aerospace & Defense — 5.6%
60,600	General Dynamics Corp.	6,543,588
10,700	Lockheed Martin Corp.	694,323

		7,237,911

Air Freight & Logistics — 0.4%
65,100	ABX Air, Inc. *	489,552

Airlines — 0.5%
52,800	AMR Corp. (c)*	681,120

Commercial Services & Supplies — 1.1%
8,234	Sabre Holdings Corp.	165,256
104,950	TRC Cos., Inc. *	1,196,430

		1,361,686

Electrical Equipment — 1.5%
35,700	Tecumseh Products Co., Class A Shares	976,038
36,400	Tecumseh Products Co., Class B Shares (c)	998,270

		1,974,308

Industrial Conglomerates — 1.4%
44,700	General Electric Co.	1,630,656
8,403	Tyco International Ltd.	243,099

		1,873,755

Marine — 2.0%
25,300	Alexander & Baldwin, Inc.	1,124,585
7,000	CP Ships Ltd.	121,380
21,100	Overseas Shipholding Group, Inc.	1,289,210

		2,535,175

	TOTAL INDUSTRIALS	16,153,507

INFORMATION TECHNOLOGY — 2.2%
Computers & Peripherals — 1.1%
18,600	Hewlett-Packard Co.	418,686
13,400	International Business Machines Corp.	1,012,370

		1,431,056

Semiconductors & Semiconductor Equipment — 0.4%
21,200	National Semiconductor Corp.	426,544

Software — 0.7%
35,600	Microsoft Corp.	918,480

	TOTAL INFORMATION TECHNOLOGY	2,776,080

MATERIALS — 3.9%
Chemicals — 0.8%
6,320	Kronos Worldwide, Inc. (c)	199,712
11,221	Monsanto Co.	639,597
11,500	NL Industries, Inc. *	174,800

		1,014,109

Construction Materials — 2.9%
44,100	Ameron International Corp.	1,455,300

See Notes to Schedule of Investments.

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Salomon Brothers Opportunity Fund Inc

Schedule of Investments (unaudited)(continued)	May 31, 2005

Shares	Security	Value
Construction Materials — 2.9% (continued)
37,400	Lafarge North America, Inc.	$2,257,838

		3,713,138

Metals & Mining — 0.2%
7,177	Newmont Mining Corp.	267,271

	TOTAL MATERIALS	4,994,518

TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
5,500	Verizon Communications, Inc.	194,590

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $25,999,820)	123,384,055

Face Amount
SHORT-TERM INVESTMENTS — 6.6%
COMMERCIAL PAPER — 4.1%
$1,285,000	Banco Santander Puerto Rico, 3.020% due 6/3/05	1,284,784
2,501,000	EOG Resources, Inc., 3.070% due 6/1/05	2,501,000
1,486,000	Koch Industries LLC, 3.000% due 6/10/05	1,484,886

	TOTAL COMMERCIAL PAPER	5,270,670

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 2.5%
3,265,590	State Street Navigator Securities Lending Trust Prime Portfolio	3,265,590

	TOTAL SHORT-TERM INVESTMENTS (Cost — $8,536,260)	8,536,260

	TOTAL INVESTMENTS — 102.5% (Cost — $34,536,080#)	131,920,315
	Liabilities in Excess of Other Assets — (2.5)%	(3,231,261)

	TOTAL NET ASSETS — 100.0%	$128,689,054

*	Non-income producing security.

(a)	Illiquid Security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(c)	All or a portion of security is on loan.

(d)	Convertible into Forest City Enterprises, Inc., Class A Shares.

#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Opportunity Fund Inc (“Fund”), is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c) Security Transactions. Security Transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,858,674
Gross unrealized depreciation	(1,474,439)

Net unrealized appreciation	$97,384,235

At May 31, 2005, the Fund loaned securities having a market value of $3,180,988. The Fund received cash collateral amounting to $3,265,590 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Opportunity Fund Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	July 29, 2005